COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other debt securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other debt securities
Other debt instruments held	$ 10,458,556	$ 6,631,861
Negotiable Obligations [member]
Other debt securities
Other debt instruments held		3,938
Debt securities from financial trusts [member]
Other debt securities
Other debt instruments held		1,863
Government Securities [member]
Other debt securities
Other debt instruments held	10,449,499	6,626,011
Others [member]
Other debt securities
Other debt instruments held	$ 9,057	$ 49